Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands		Common Stock [Member]		Treasury Stock, Common [Member]		Additional Paid-in Capital [Member] [1]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021		$ 15	[1]			$ 140,838	$ 6,656	$ (168,795)	$ 13,013	$ 120,308	$ 112,035
Balance, shares at Dec. 31, 2021	[1]	5,071,010
Balance, shares at Dec. 31, 2021
Foreign currency translation adjustment			[1]						(5,610)	(1,112)	(6,722)
Changes in post-employment and termination benefits			[1]						(340)	(227)	(567)
Issuance of warrants			[1]			22,900					22,900
Net loss			[1]					(77,256)		(34,262)	(111,518)
Balance at Dec. 31, 2022		$ 15	[1]		[1]	163,738	6,656	(246,051)	7,063	84,707	16,128
Balance, shares at Dec. 31, 2022	[1]	5,071,010
Balance, shares at Dec. 31, 2022	[1]
Foreign currency translation adjustment			[1]		[1]				(233)	129	(104)
Changes in post-employment and termination benefits			[1]		[1]				(730)	(486)	(1,216)
Net loss			[1]		[1]			(68,111)		(30,390)	(98,501)
Impact from adoption of ASU 2016-13			[1]		[1]			(73)			(73)
Effect of reverse recapitalization, net of costs		$ 1	[1]		[1]	70					71
Effect of reverse recapitalization net of costs, shares	[1]	190,105
Conversion of rights to ordinary shares upon the reverse recapitalization			[1],[2]		[1]
Conversion of rights to ordinary shares upon the reverse recapitalization, shares	[1]	60,122
Treasury stock purchase			[1]	$ (500)	[1]						(500)
Treasury Stock purchase, shares	[1]			(1,585)
Shares issued to JWAC officers and directors	[3]		[1],[2]		[1]	3,021					3,021
Shares issued to JWAC officers and directors, shares	[1]	10,000
Shares issued to Greentree	[4]		[1],[2]		[1]	1,000					1,000
Shares issued to Greentree, shares	[1]	6,667
Shares issued to Chijet Motor directors	[5]		[1],[2]		[1]	200					200
Shares issued to Chijet Motor directors, shares	[1]	668
Exercise of warrants			[1],[2]		[1]	1,100					1,100
Exercise of warrants, shares	[1]	18,334
Balance at Dec. 31, 2023		$ 16	[1]	$ (500)	[1]	169,129	6,656	(314,235)	6,100	53,960	$ (78,874)
Balance, shares at Dec. 31, 2023	[1]	5,356,906
Balance, shares at Dec. 31, 2023				(1,585)	[1]						1,585
Foreign currency translation adjustment			[1]		[1]				908	2,227	$ 3,135
Changes in post-employment and termination benefits			[1]		[1]				(446)	(296)	(742)
Net loss			[1]		[1]			(46,895)		(22,110)	(69,005)
Effects of rounding fractional shares into whole shares upon Reverse Stock Split			[1],[2]		[1]							[2]
Effects of rounding fractional shares into whole shares upon Reverse Stock Split, shares	[1]	114,755
Balance at Dec. 31, 2024		$ 16	[1]	$ (500)	[1]	$ 169,129	$ 6,656	$ (361,130)	$ 6,562	$ 33,781	$ (145,486)
Balance, shares at Dec. 31, 2024	[1]	5,471,661
Balance, shares at Dec. 31, 2024				(1,585)	[1]						1,585

[1]	Par value of ordinary shares, treasury stock, additional paid-in capital and share data have been retrospectively restated to give effect to 1-for-30 reverse stock split that is discussed in Note 1(b) and the reverse recapitalization that is discussed in Note 1(c).
[2]	Less than $1,000.
[3]	Issuance of 10,000 shares of JWAC Common Stock to JWAC’s officers and directors and exchanged for the equivalent number of Chijet Motor ordinary shares following the closing of the business combination with JWAC as discussed in Note 1(c).
[4]	Issuance of 6,667 Chijet Motor ordinary shares to Greentree due to the conversion of Shandong Baoya’s accrued expenses of $1,000,000 pursuant to the financial consulting agreements with Greentree as discussed in Note 1(c).
[5]	Issuance of Chijet Motor ordinary shares to independent directors pursuant to the board of directors’ compensation program adopted by the Company upon consummation of the business combination with JWAC as discussed in Notes 1(c) and 22(d).